STOCKHOLDERS' EQUITY (DEFICIT) - Common Stock (Details)		12 Months Ended
	May 10, 2022 USD ($) shares	Dec. 31, 2023 Vote $ / shares shares	Sep. 30, 2024 $ / shares shares	Jul. 12, 2024 $ / shares	Dec. 31, 2022 $ / shares shares	May 13, 2022 shares	Oct. 31, 2021 $ / shares shares	Oct. 06, 2021 shares
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, shares authorized (in shares)		100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)		5,291,381	21,124,057
Common stock, shares outstanding (in shares)		5,291,381	21,124,057
Class A common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, shares authorized (in shares)			100,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001
Common stock, shares issued (in shares)			21,124,057
Common stock, shares outstanding (in shares)			21,124,057
Monterey Capital Acquisition Corporation
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Percentage of founder shares	20.00%
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Monterey Capital Acquisition Corporation | Founder shares
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, shares outstanding (in shares)	2,300,000
Shares subject to forfeiture	300,000
Shares are no longer subject to forfeiture						300,000
Monterey Capital Acquisition Corporation | Sponsor | Founder shares
STOCKHOLDERS' EQUITY (DEFICIT)
Number of shares surrendered	575,000
Consideration of shares surrendered for cancellations | $	$ 0
Monterey Capital Acquisition Corporation | Class A common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, shares authorized (in shares)		100,000,000			100,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001
Common stock, votes per share | Vote		1
Common stock, shares issued (in shares)		7,376,125
Common stock, shares outstanding (in shares)					9,338,000
Monterey Capital Acquisition Corporation | Class B common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, shares authorized (in shares)		10,000,000			10,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001
Common stock, votes per share | Vote		1
Common stock, shares issued (in shares)		2,300,000			2,300,000
Common stock, shares outstanding (in shares)		2,300,000			2,300,000
Monterey Capital Acquisition Corporation | Class B common stock | Sponsor
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, shares issued (in shares)								2,875,000
Monterey Capital Acquisition Corporation | Class B common stock | Sponsor | Founder shares
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, par value (in dollars per share) | $ / shares							$ 0.0001
Common stock, shares outstanding (in shares)		2,300,000
Number of shares surrendered	575,000
Consideration of shares surrendered for cancellations | $	$ 0
Shares subject to forfeiture							300,000
Shares are no longer subject to forfeiture						300,000
Monterey Capital Acquisition Corporation | Class A common stock subject to possible redemption
STOCKHOLDERS' EQUITY (DEFICIT)
Convertible Preferred Shares, outstanding		7,238,125			9,200,000